Fair value measurement - Commodity swap liability (Details)	6 Months Ended
Jun. 30, 2025 $ / shares USD ($) item
Commodity swap liability
Fair value measurement
Derivative number of agreements | item	3
Citibank
Fair value measurement
Total notional quantity | $	12,255
Fixed price | $ / shares	8,204.49
BMO
Fair value measurement
Total notional quantity | $	12,255
Fixed price | $ / shares	8,214.35
NBC
Fair value measurement
Total notional quantity | $	12,255
Fixed price | $ / shares	8,112.85